Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities
The following tables present information about the Company’s assets and liabilities as of March 31, 2024 and December 31, 2023, that are measured at fair value on a recurring basis, by level within the fair value hierarchy:
March 31, 2024

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities—Public Warrants	$—	$893,550	$—
Derivative warrant liabilities—Private Placement Warrants	$—	$718,293	$—
December 31, 2023

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities—Public Warrants	$—	$766,763	$—
Derivative warrant liabilities—Private Placement Warrants	$—	$616,373	$—

The following tables present information about the Company’s assets and liabilities as of December 31, 2023 and 2022, that are measured at fair value on a recurring basis, by level within the fair value hierarchy:
December 31, 2023

	Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities—Public Warrants		$—	$766,763	$—
Derivative warrant liabilities—Private Placement Warrants		$—	$616,373	$—
December 31, 2022

	Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account		$349,991,153	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants		$1,725,000	$—	$—
Derivative warrant liabilities—Private Placement Warrants		$—	$1,386,667	$—